Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity

Stock option activity for employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding June 30, 2024	2,407,775	$2.50	8.70	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	2,407,680	$2.44	8.70	$—
Vested and expected to vest September 30, 2024	2,407,680	$2.44	8.70	$—
Exercisable September 30, 2024	2,341,014	$1.66	7.17	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2024	2,408,438	$2.50	8.70	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(758)	—	—	—
Outstanding September 30, 2024	2,407,680	$2.44	8.70	$—
Vested and expected to vest September 30, 2024	2,407,680	$2.44	8.70	$—
Exercisable September 30, 2024	2,341,014	$1.66	7.17	$—

Vested stock option activity for employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Outstanding December 31, 2021	1,498,798	$4.22	9.11	—
Granted	550,000	0.49	9.71	—
Forfeited	(28,584)	17.71	—	—
Expired	—	—	—	—
Outstanding December 31, 2022	2,020,214	$3.01	8.86	—
Granted	400,000	0.47	10.17	—
Forfeited	(7,601)	9.68	—
Expired	(4,175)	41.61	—	—
Outstanding December 31, 2023	2,408,438	$2.50	8.70	—
Vested and expected to vest at December 31, 2023	2,041,772	$1.90	6.73	—
Exercisable at December 31, 2023	2,041,772	$1.90	6.73	—

Schedule of Unvested Stock Option Activity

Unvested stock option activity for employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested June 30, 2024	166,666	$4.11	18.87	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	(99,905)	0.47	7.17	—
Unvested September 30, 2024	66,666	$9.61	36.22	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested January 1, 2024	366,666	$2.13	12.44	$—
Granted	—	—	—	—
Expired	(758)	—	—	—
Vested	(299,242)	0.47	7.17	—
Unvested September 30, 2024	66,666	$9.61	36.22	$—

Unvested stock option activity for employees:

	Number of	Weighted Average Exercise	Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Unvested December 31, 2021	412,500	$4.15	5.85	—
Granted	550,000	0.49	9.71	—
Vested	(541,590)	1.31	9.73	—
Forfeited	(28,584)	17.71	—	—
Unvested December 31, 2022	392,326	$0.80	8.86	—
Granted	400,000	0.47	10.17	—
Vested	(413,884)	1.90	6.73	—
Forfeited	(7,601)	9.68	—	—
Expired	(4,175)	41.61	—	—
Unvested December 31, 2023	366,666	$2.13	12.44	—

Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity

Stock option activity for non-employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding June 30, 2024	885,055	$2.02	9.23	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	884,960	$1.88	9.23	$—
Vested and expected to vest September 30, 2024	884,960	$1.88	9.23	$—
Exercisable September 30, 2024	729,960	$1.87	10.06	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2024	885,055	$2.02	9.23	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(95)	—	—	—
Outstanding September 30, 2024	884,960	$1.88	9.23	$—
Vested and expected to vest September 30, 2024	884,960	$1.88	9.23	$—
Exercisable September 30, 2024	729,960	$1.87	10.06	$—

Vested stock option activity for non-employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Outstanding December 31, 2021	279,723	$6.12	7.93	—
Granted	300,000	0.54	9.68	—
Exercised	—	—	—	—
Forfeited	(568)	153.12	—	—
Outstanding December 31, 2022	579,155	$3.09	8.36	—
Granted	360,000	0.46	10.04	—
Exercised	—	—	—	—
Expired	(653)	145.24	—	—
Forfeited	(53,447)	1.31	—	—
Outstanding December 31, 2023	885,055	$2.02	9.23	—
Vested and expected to vest at December 31, 2023	550,055	$2.56	10.02	—
Exercisable at December 31, 2023	550,055	$2.56	10.02	—

Schedule of Unvested Stock Option Activity

Unvested stock option activity for non-employees:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested June 30, 2024	155,001	$3.42	11.30	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	95	0.46	10.18	—
Unvested September 30, 2024	155,001	$3.42	11.31	$—

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Unvested January 1, 2024	335,001	$1.83	10.70	$—
Granted	—	—	—	—
Expired	(95)	—	—	—
Vested	(179,905)	0.46	10.18	—
Unvested September 30, 2024	155,001	$3.42	11.31	$—

Unvested stock option activity for non-employees:

	Number of	Weighted Average Exercise	Weighted Average Remaining Contracted Term	Aggregate Intrinsic
	Options	Price	(Years)	Value
Unvested December 31, 2021	97,831	$3.89	7.82	—
Granted	300,000	0.54	9.68	—
Vested	(229,053)	0.82	—	—
Forfeited	(1,989)	—	—	—
Unvested December 31, 2022	166,789	$4.05	9.49	—
Granted	360,000	0.46	10.18	—
Vested	(137,565)	0.47	9.47	—
Expired	(776)	145.24	—	—
Forfeited	(53,447)	1.31	—	—
Unvested December 31, 2023	335,001	$1.83	10.70	—